RULE 497 DOCUMENT

On behalf of PIMCO EqS Emerging Markets Fund and PIMCO Emerging Multi-Asset Fund (the “Funds”), each a series of PIMCO Equity Series, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as an exhibit to this filing relate to the supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) (Accession No. 0001193125-11-033206), which is incorporated by reference into this Rule 497 Document.